Prepayments and Other Assets (Details) - Schedule of prepayments and other assets - CNY (¥) ¥ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Prepayments and other current assets
Receivables from third-party payment channels	[1]	¥ 4,849	¥ 10,151
Cash advanced to employees		1,200	566
Prepaid advertising and marketing fees		694	2,751
Prepaid rental and property management fees		2,115	3,637
Prepayment for purchase of office supplies		534	534
Books and other related educational materials	[2]	7,551	7,899
Prepayment for equipment		58,027	53,285
Prepaid taxes		3,659	5,824
Others		48,812	33,088
Total		127,441	117,735
Long-term prepayments and other non-current assets
Prepayment for leasehold improvement		2	76
Long-term rental deposits		20,217	26,178
Total		¥ 20,219	¥ 26,254

[1]	The balances represent the course fee for the courses due from third-party payment channels that are mainly due to timing difference between the Group’s receipts from the third-party payment channels versus the third-party payment channels’ cash receipts from the customers.
[2]	Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method (FIFO) for all inventories.